Revision of Prior Year Financial Statements	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Revision of Prior Year Financial Statements [Abstract]
Revision of Prior Year Financial Statements

Note 12 – Revision of Prior Year Financial Statements:

The Company’s correction of accrued dividends was a result of the following:

●	Management was accruing dividends as a liability, despite the fact the Board of Directors had not formally declared the dividends payable. This results in accrued dividends being removed from the liabilities section of the balance sheet,

●	Management was not compounding the dividends annually,

●	Management was not presenting the accrued dividends on the consolidated statement of operations, ultimately being included in the loss per share.

In accordance with the guidance provided by the SEC’s Staff Accounting Bulletin 99, Materiality and Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements the Company has determined that the impact of adjustments relating to the correction of this accounting error are not material to previously issued consolidated financial statements. Accordingly, these changes are disclosed herein and will be disclosed prospectively.

As a result of the aforementioned correction of accounting errors, the relevant financial statements have been revised as follows:

Effects on respective financial statements are as noted below:

	December 31, 2017
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$472,444	$(472,444)	$-
Total Current Liabilities	$4,159,644	$(472,444)	$3,687,200
Total Liabilities	$8,017,183	$(472,444)	$7,544,739

Stockholders’ Equity
Total Stockholders’ Equity	$7,839,751	$(472,444)	$7,367,307

	For the nine months ended September 30, 2017
	As Previously Reported after Adoption of ASU 2017-11	Adjustments		As Revised
Statement of Operations
Deemed dividend	$-	$		$203,365
Net loss attributable to common stockholders	$(6,377,874)		$(203,365)	$(6,581,239)
Basic and diluted loss per share	$(0.17)	$		(0.17)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$-		$203,365	$203,365

	For the three months ended September 30, 2017
	As Previously Reported after Adoption of ASU 2017-11	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$	$74,014
Net loss attributable to common stockholders	$(3,421,965)	$(74,014)	$(3,495,979)
Basic and diluted loss per share	$(0.09)	$	(0.09)

Note 12 - Revision of Prior Year Financial Statements:

The Company’s correction of accrued dividends were a result of the following:

●	Management was accruing dividends as a liability, despite the fact the Board of Directors had not formally declared the dividends payable. This results in accrued dividends being removed from the liabilities section of the balance sheet,

●	Management was not compounding the dividends annually,

●	Management was not presenting the accrued dividends on the consolidated statement of operations, ultimately being included in the loss per share.

In accordance with the guidance provided by the SEC’s Staff Accounting Bulletin 99, Materiality and Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements the Company has determined that the impact of adjustments relating to the correction of this accounting error are not material to previously issued consolidated financial statements. Accordingly, these changes are disclosed herein and will be disclosed prospectively.

As a result of the aforementioned correction of accounting errors, the relevant financial statements have been revised as follows:

Effects on respective financial statements are as noted below:

	December 31, 2017
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$472,444	$(472,444)	$-
Total Current Liabilities	4,159,644	(472,444)	3,687,200
Total Liabilities	$8,017,183	$(472,444)	$7,544,739

Stockholders’ Equity
Total Stockholders’ Equity	7,839,751	(472,444)	7,367,307

	For the year ended December 31, 2017
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$297,323	$131,867
Net loss attributable to common stockholders	$8,751,586	$297,323	$9,079,872
Basic and diluted loss per share	$(0.23)	$-	(0.23)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$217,985	$79,338	$297,323

	December 31, 2016
	As Previously Reported	Adjustment	As Revised
Balance Sheet
Current Liabilities
Accrued dividends	$259,170	$(259,170)	$-
Total Current Liabilities	3,544,996	(259,170)	3,285,826
Total Liabilities	$3,546,204	$(259,170)	$3,287,034

Stockholders’ Equity
Total Stockholders’ Equity	3,168,103	(259,170)	2,908,933

	For the year ended December 31, 2016
	As Previously Reported	Adjustments	As Revised
Statement of Operations
Deemed dividend	$-	$247,128	$247,128
Net loss attributable to common stockholders	$(7,391,907)	$247,128	$(7,639,035)
Basic and diluted loss per share	$(0.23)	$(0.01)	(0.24)

Statements of Cash Flows
Supplementary Disclosure of Non-Cash Investing And Financing Activities
Deemed dividend	$177,234	$69,894	$247,128